Consolidated Statements Of Cash Flows (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flows from operating activities:
Consolidated net income	$ 17,756	$ 16,387	$ 16,993
Loss from discontinued operations, net of income taxes	0	67	(1,034)
Income from continuing operations	17,756	16,454	15,959
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	8,501	8,130	7,641
Deferred income taxes	(133)	1,050	651
Other operating activities	527	398	1,087
Changes in certain assets and liabilities, net of effects of acquisitions:
Receivables, net	(614)	(796)	(733)
Inventories	(2,759)	(3,727)	(3,205)
Accounts payable	1,061	2,687	2,676
Accrued liabilities	271	(935)	(280)
Accrued income taxes	981	994	(153)
Net cash provided by operating activities	25,591	24,255	23,643
Cash flows from investing activities:
Payments for property and equipment	(12,898)	(13,510)	(12,699)
Proceeds from the disposal of property and equipment	532	580	489
Investments and business acquisitions, net of cash acquired	(316)	(3,548)	(202)
Other investing activities	71	(131)	219
Net cash used in investing activities	(12,611)	(16,609)	(12,193)
Cash flows from financing activities:
Net change in short-term borrowings	2,754	3,019	503
Proceeds from issuance of long-term debt	211	5,050	11,396
Payments of long-term debt	(1,478)	(4,584)	(4,080)
Dividends paid	(5,361)	(5,048)	(4,437)
Purchase of Company stock	(7,600)	(6,298)	(14,776)
Other financing activities	(498)	(597)	(634)
Net cash used in financing activities	(11,972)	(8,458)	(12,028)
Effect of exchange rates on cash and cash equivalents	223	(33)	66
Net increase (decrease) in cash and cash equivalents	1,231	(845)	(512)
Cash and cash equivalents at beginning of year	6,550	7,395	7,907
Cash and cash equivalents at end of period	7,781	6,550	7,395
Income Taxes Paid, Net	7,304	5,899	6,984
Interest Paid	$ 2,262	$ 2,346	$ 2,163